Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	$ 1,462,848	$ 1,462,848
Balance	1,339,839	1,462,848
Land and Building [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance		630,000
Balance	630,000
Machinery [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance		294,718
Balance	314,705
Motor Vehicles [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance		380,460
Balance	282,122
Office Equipment and Furniture [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance		110,364
Balance	89,991
Computer Software [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance		47,306
Balance	23,021
Cost [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	2,077,528	1,591,805
Additions	92,835	538,550
Disposals	(111,701)	(40,815)
Reclassifed among asset groups
Foreign currency translation impact	(3,223)	(12,012)
Balance	2,055,439	2,077,528
Cost [Member] | Land and Building [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	630,000	630,000
Additions
Disposals
Reclassifed among asset groups
Foreign currency translation impact
Balance	630,000	630,000
Cost [Member] | Machinery [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	408,358	202,247
Additions	77,259	135,450
Disposals		(5,768)
Reclassifed among asset groups		76,426
Foreign currency translation impact		3
Balance	485,617	408,358
Cost [Member] | Motor Vehicles [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	579,032	242,582
Additions		349,929
Disposals		(13,486)
Reclassifed among asset groups
Foreign currency translation impact		7
Balance	579,032	579,032
Cost [Member] | Office Equipment and Furniture [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	266,364	315,241
Additions	15,576	53,171
Disposals	(12,259)	(21,292)
Reclassifed among asset groups		(76,426)
Foreign currency translation impact	(2,406)	(4,330)
Balance	267,275	266,364
Cost [Member] | Computer Software [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	193,774	201,735
Additions
Disposals	(99,442)	(269)
Reclassifed among asset groups
Foreign currency translation impact	(817)	(7,692)
Balance	93,515	193,774
Accumulated Depreciation and Amortization [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	(614,680)	(473,166)
Depreciation	(213,531)	(174,007)
Disposals	111,701	24,203
Foreign currency translation impact	910	8,290
Balance	(715,600)	(614,680)
Accumulated Depreciation and Amortization [Member] | Land and Building [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance
Depreciation
Disposals
Foreign currency translation impact
Balance
Accumulated Depreciation and Amortization [Member] | Machinery [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	(113,640)	(72,071)
Depreciation	(57,272)	(44,169)
Disposals		2,602
Foreign currency translation impact		(2)
Balance	(170,912)	(113,640)
Accumulated Depreciation and Amortization [Member] | Motor Vehicles [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	(198,572)	(137,584)
Depreciation	(98,338)	(66,854)
Disposals		5,869
Foreign currency translation impact		(3)
Balance	(296,910)	(198,572)
Accumulated Depreciation and Amortization [Member] | Office Equipment and Furniture [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	(156,000)	(135,591)
Depreciation	(35,170)	(38,907)
Disposals	12,259	15,502
Foreign currency translation impact	1,627	2,996
Balance	(177,284)	(156,000)
Accumulated Depreciation and Amortization [Member] | Computer Software [Member]
Plant and Equipment (Details) - Schedule of Composition of Property and Equipment and Related Accumulated Depreciation [Line Items]
Balance	(146,468)	(127,920)
Depreciation	(22,751)	(24,077)
Disposals	99,442	230
Foreign currency translation impact	(717)	5,299
Balance	$ (70,494)	$ (146,468)